FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Unrealized and Realized Gains (Losses) on Derivative Instruments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Commodity-related | Financial assets at fair value through profit or loss, category | Financial liabilities at fair value through profit or loss, category
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Gains (losses) on financial assets and liabilities at fair value through profit or loss	$ 200	$ (54)
Unrealized gains (losses) on financial assets and liabilities at fair value through profit or loss	(73)	84
Foreign exchange | Financial assets at fair value through profit or loss, category | Financial liabilities at fair value through profit or loss, category
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Gains (losses) on financial assets and liabilities at fair value through profit or loss	(12)	2
Unrealized gains (losses) on financial assets and liabilities at fair value through profit or loss	19	5
Interest rate | Cash Flow Hedges
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unrealized gains (losses) on financial assets and liabilities at fair value through profit or loss	$ (8)	$ 0